Payables and Accruals	3 Months Ended
Jun. 30, 2011
Payables and Accruals
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	8. RELATED PARTY TRANSACTIONS Included in accounts payable is $166,657 due to stockholders of the Company, subject to normal trade terms.